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Invesco V.I. Global Fund
Invesco V.I. Global Fund
SUPPLEMENT DATED JUNE 16, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES FOR:
Invesco V.I. Global Fund
(the “Fund”)
This supplement amends the Summary and Statutory Prospectuses of the above referenced Fund and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and retain it for future reference.

Average Annual Total Returns (for the periods ended December 31, 2021)
Effective June 30, 2022, the Average Annual Total Returns table appearing under the heading “Performance Information" in the prospectuses is replaced in its entirety as set forth below.
Average Annual Returns - Invesco V.I. Global Fund		1 Year	5 Years	10 Years	Inception Date
Series I		15.49%	18.18%	14.24%	Nov. 12, 1990
Series II		15.17%	17.88%	13.96%	Jul. 13, 2000
MSCI ACWI Growth Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	17.10%	19.92%	14.70%
MSCI ACWI Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	18.54%	14.40%	11.85%
[1]	Effective June 30, 2022, the Fund changed its broad-based securities market benchmark from the MSCI ACWI Index to the MSCI ACWI Growth Index. The Fund believes the MSCI ACWI Growth Index is a more appropriate comparison for evaluating the Fund’s performance.